2. Loans: Schedule of Loans and Financing Receivable (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Gross	$ 446,358,300	$ 414,720,423
Financing Receivable, percent of portfolio	100.00%	100.00%
Financing Receivable, net charge-offs	21,834,582	21,758,749
Financing Receivable, percent net charge-offs	100.00%	100.00%
Cosumer Loans
Financing Receivable, Gross	405,102,125	373,198,985
Financing Receivable, percent of portfolio	90.80%	89.90%
Financing Receivable, net charge-offs	21,240,441	21,013,407
Financing Receivable, percent net charge-offs	97.30%	96.60%
Real Estate Loans
Financing Receivable, Gross	20,340,475	21,782,247
Financing Receivable, percent of portfolio	4.50%	5.30%
Financing Receivable, net charge-offs	63,148	75,400
Financing Receivable, percent net charge-offs	0.30%	0.40%
Sales Finance Contracts
Financing Receivable, Gross	20,915,700	19,739,191
Financing Receivable, percent of portfolio	4.70%	4.80%
Financing Receivable, net charge-offs	$ 530,993	$ 669,942
Financing Receivable, percent net charge-offs	2.40%	3.00%